GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 23,848,880		$ 23,848,880		$ 28,469,675	$ 24,716,407
Net loss	2,625,101	$ (360,361)	4,620,795	$ (163,652)	(3,753,268)	(6,610,119)
Working capital surplus	6,078,645		6,078,645		1,560,391	652,446
Cash	$ 261,079		$ 261,079		$ 76,356	$ 472,509